Share Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Compensation
21.	SHARE BASED COMPENSATION

(a)	Option granted to employees

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2010 (the “2010 Plan”). Under the 2010 Plan, the Company may grant options and RSUs to its employees, directors and consultants to purchase an aggregate of no more than 39,272,595 ordinary shares of the Company. The 2010 Plan was approved by the Board of Directors and shareholders of the Company on July 16, 2010. The 2010 Plan is administered by the Board of Directors or the Compensation Committee of the Board as set forth in the 2010 Plan (the “Plan Administrator”). All share options to be granted under the 2010 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

In order to further promote the success and enhance the value, the Company adopted a share incentive plan in 2014 (the “2014 Plan”). Under the 2014 Plan, the Company may issue an aggregate of no more than 20,461,380 shares (“Maximum Number”) and such Maximum Number should be automatically increased by a number that is equal to 15% of the number of new shares issued by the Company from time to time. The maximum aggregate number of ordinary shares to be issued under 2014 Plan was subsequently amended to 39,606,817, as approved by the Board of Directors and shareholders of the Company on October 30, 2015. All share options, restricted shares and restricted share units to be granted under the 2014 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

The Company granted 952,178, 1,059,668 and 611,111 RSUs in 2015, 2016 and 2017, respectively, with performance conditions whereby a predetermined number will vest upon the assignment of an annual performance review in accordance with predetermined performance targets for the grantees over a one or four-year period. As it is probable for the Company to estimate the annual performance review ratings for the individual grantees, the Company commenced recognition of the related compensation expense using the accelerated recognition method.

The compensation cost related to remaining unvested share options shall be recognized over the remaining requisite service period or the performance review period. As of December 31, 2017, options to purchase 1,699,186 of ordinary shares were outstanding.

The following table summarizes the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2017	2,031,940	0.48	4.7
Exercised	(332,754)	0.41

Outstanding, December 31, 2017	1,699,186	0.49	3.5	1,432

Vested and expected to vest at December 31, 2017	1,699,186	0.49	3.5	1,432

Exercisable as of December 31, 2017	1,699,186	0.49	3.5	1,432

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2017, the Company had options outstanding to purchase an aggregate of 1,699,186 shares with an exercise price below the fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB9,317 (US$1,432).

The aggregate fair value of the outstanding options at the grant date was determined to be RMB15,387 (US$ 2,365) as of December 31, 2017 and such amount is recognized as compensation expense using the straight-line method for all employee share options granted with graded vesting based on service conditions and the accelerated method for share options granted with graded vesting based on performance conditions. The weighted average grant date fair value of options granted during the years ended December 31, 2015, 2016 and 2017 was nil, US$2 and nil, respectively. The total fair value of share options exercised during the years ended December 31, 2015, 2016 and 2017 was US$3,111, nil and US$39, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2015, 2016 and 2017 was US$15,519, US$1,906, and US$306, respectively.

As of December 31, 2017, the Company has recorded all the compensation expenses in relation to outstanding share options.

The following table summarizes the Company’s RSUs activity under the 2014 Plan:

	Number of RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Unvested, January 1, 2017	2,271,684	13.25	8.5
Granted	1,080,260	6.31
Vested	(1,762,733)	10.35
Forfeited	(72,313)	11.52

Unvested, December 31, 2017	1,516,898	11.76	7.9	12,105

Share based compensation cost for RSUs is measured based on the closing fair market value of the Company’s ADS on the date of grant and the reporting date for equity and liability classified RSU, respectively. The aggregate fair value of the unvested RSUs as of December 31, 2017 was RMB78,759 (US$12,105), and such amount is recognized as compensation expense using the straight-line method for the RSUs with graded vesting based on service conditions and the accelerated method for the RSUs with graded vesting based on performance conditions and share settled bonuses. The weighted average grant date fair value of RSUs granted during the years ended December 31, 2015, 2016 and 2017 was US$18.27, US$8.85 and US$6.31, respectively. The total fair value of RSUs vested during the years ended December 31, 2015, 2016 and 2017 was US$22,801, US$14,849 and US$18,238, respectively.

During 2017, the Company granted 469,149 RSUs to settle the Share-Settled Bonus accrued in 2016 as elected by employees to be settled in shares.

As of December 31, 2017, there was RMB66,891 (US$10,281) of unrecognized share based compensation cost related to RSUs which is expected to be recognized over a weighted average vesting period of 1.7 years. Total unrecognized compensation cost may be adjusted for future changes when actual forfeitures incurred.

(b)	Shares issued to management of Dermot Entities

For the year ended December 31, 2015, 2016 and 2017, the Company recorded compensation cost of RMB8,439, RMB10,871 and RMB5,752 (US$884) within the Company’s consolidated statements of operations, respectively.

Total compensation expense relating to share options and RSUs granted to employees recognized for the years ended December 31, 2015, 2016 and 2017 is as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Cost of revenues	12,422	(4,110)	(277)	(43)
Sales and marketing expenses	13,488	2,490	(681)	(104)
General and administrative expenses	153,814	123,273	47,945	7,369
Research and development expenses	10,303	(2,924)	142	22

	190,027	118,729	47,129	7,244